Benefit Programs - Schedule of Estimated Benefits Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 7.7
2015	8.3
2016	8.9
2017	9.5
2018	10.0
2019 - 2023	58.2
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	4.1
2015	4.1
2016	4.3
2017	4.5
2018	2.6
2019 - 2023	$ 28.9